Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 288	$ 622
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	47,534	$ 42,070	$ 42,070
Amount used during the year	(294)		(800)
Remeasurement	288		6,264
Closing balance	$ 47,528		$ 47,534